Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and welfare payable	$ 19,937	$ 45,257
Other current liabilities	105,684	106,940
Accrued expenses and other current liabilities	$ 125,621	$ 152,197